Consolidated Statements of Income - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [LineItems]
Interest income	$ 225,432,183	$ 237,099,433	$ 311,458,574
Interest expense	(94,433,865)	(91,823,708)	(131,837,943)
Net Interest income	130,998,318	145,275,725	179,620,631
Commissions income	36,984,075	37,347,136	39,950,749
Commissions expense	(3,530,951)	(3,090,218)	(3,308,327)
Net Commissions income	33,453,124	34,256,918	36,642,422
Subtotal (Net Interest income Plus Net Commissions income)	164,451,442	179,532,643	216,263,053
Net gain from measurement of financial instruments at fair value	16,684,661	21,099,670	16,301,331
Profit from sold or derecognized assets at amortized cost	244,053	1,951,429	56,338
Differences in quoted prices of gold and foreign currency	4,647,686	6,384,364	7,186,704
Other operating income	7,829,104	8,105,211	15,774,926
Credit loss expense on financial assets	(2,595,721)	(11,866,426)	(8,932,537)
Net Operating Income before expenses, depreciation and amortization	191,261,225	205,206,891	246,649,815
Employee benefits	(39,481,224)	(40,148,367)	(43,569,819)
Administrative expenses	(20,091,917)	(21,946,715)	(26,304,635)
Depreciation and amortization of fixed assets	(7,125,708)	(6,645,030)	(6,177,886)
Other Operating Expenses	(34,203,944)	(30,908,232)	(45,415,936)
Net Operating Income after expenses, depreciation and amortization	90,358,432	105,558,547	125,181,539
Income /(Loss) from associates and joint arrangements	87,497	(10,348)	1,846,203
Loss on net monetary position	(66,386,613)	(46,376,595)	(57,861,065)
Income before tax on continuing operations	24,059,316	59,171,604	69,166,677
Income tax on continuing operations	(1,186,032)	(19,693,276)	(26,593,127)
Net Income from continuing operations	22,873,284	39,478,328	42,573,550
Net Income for the fiscal year	22,873,284	39,478,328	42,573,550
Net Income for the fiscal year attributable to controlling interest	22,872,537	39,477,783	42,573,192
Net Income for the fiscal year attributable to non-controlling interest	$ 747	$ 545	$ 358
Basic earnings per share	$ 35.7711	$ 61.7407	$ 66.5828